UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 121.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 119.6% (98.5% of Total Investments)

	Alabama – 1.4% (1.2% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 882,100
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	10/16 at 100.00	B3	999,980
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	2,113,120
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
1,770	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 101.00	N/R (5)	1,841,349
	(Pre-refunded 2/01/17)
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/16 at 100.00	AA–	2,001,340
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	10/16 at 100.00	AA–	1,005,830
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/16 at 100.00	A–	1,005,830
	Series 2004A, 5.000%, 1/01/24
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%,	10/23 at 105.00	AA	828,300
	10/01/38 – AGM Insured
990	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha	No Opt. Call	N/R	1,009,394
	Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)
11,760	Total Alabama			11,687,243
	Arizona – 4.1% (3.4% of Total Investments)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,203,309
	Option Bond Trust 2016-XF0393, 17.924%, 1/01/32 (IF) (6)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Trust	1/18 at 100.00	AA–	1,697,070
	2015-XF2046, 16.679%, 1/01/35 (IF) (6)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,030,550
	Bonds, Series 2007, 6.200%, 7/15/32
220	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	10/16 at 100.00	N/R	220,834
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	4,654,920
	Project, Tender Option Bond Trust 2016-XF2337, 15.891%, 6/01/42 – AGM Insured (IF) (6)
440	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer	7/24 at 101.00	N/R	440,607
	Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	1,111,610
	Heights Charter School, Series 2014, 7.250%, 5/01/44
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB	247,443
400	5.375%, 7/01/46	7/26 at 100.00	BB	402,908
475	5.500%, 7/01/51	7/26 at 100.00	BB	480,045
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	2,354,040
	Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44
475	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R (5)	569,107
	Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)
2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American	7/17 at 100.00	BB	2,245,658
	Charter School Foundation, Series 2007A, 5.625%, 7/01/38
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,471,825
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,315	6.000%, 6/01/40	6/19 at 100.00	BB+	1,379,435
500	6.100%, 6/01/45	6/19 at 100.00	BB+	525,140
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/16 at 100.00	BBB–	1,151,909
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,537,427
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,263,580
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	3,064,125
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	993,550
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
29,225	Total Arizona			33,045,092
	California – 16.3% (13.4% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (5)	1,907,619
	Option Bond Trust 2015-XF2179, 16.616%, 4/01/34 (Pre-refunded 4/01/18) (IF)
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,149,010
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B–	2,205,176
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	12,321,000
	2016B, 5.000%, 11/15/46 (WI/DD, Settling 8/17/16) (UB)
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,875	18.793%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	3,528,750
1,250	17.803%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,262,900
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	16.590%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	429,340
1,000	16.586%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	1,717,150
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable	8/24 at 100.00	N/R	1,176,101
	Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
990	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,131,659
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA (5)	1,247,350
	2009, 8.500%, 11/01/39 (Pre-refunded 11/01/19)
1,950	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,125,598
	Corporation, Series 2012A, 7.000%, 6/01/47
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 18.510%, 3/01/40 –	3/20 at 100.00	AA	2,073,188
	AGM Insured (IF) (6)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB+	923,600
1,000	5.500%, 12/01/54	12/24 at 100.00	BB+	1,168,720
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB+	8,100,507
	University Medical Center, Series 2016A, 5.250%, 12/01/56
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist	10/19 at 100.00	BBB+	598,588
	Homes of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	40
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/23 at 100.00	N/R	1,092,340
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
1,650	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,818,977
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	604,670
	University, Series 2011A, 7.500%, 11/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/16 at 100.00	CCC	1,500,015
	Health System, Series 2005A, 5.250%, 7/01/39 (7)
1,250	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	1,372,725
	System,Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	662,393
	Option Bond Trust 3048, 16.344%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	16.734%, 11/15/38 (IF) (6)	5/18 at 100.00	AA–	959,754
1,000	17.803%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	1,308,280
1,880	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	N/R	1,938,224
	Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	A+	2,071,660
	Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
1,340	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007,	9/16 at 101.00	N/R	1,359,108
	5.250%, 9/01/37 (Pre-refunded 9/01/16)
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/16 at 100.00	A+	521,580
	Redevelopment Project, Tender Option Bonds Trust 1013, 16.940%, 9/01/32 –
	AMBAC Insured (IF) (6)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/16 at 100.00	N/R	1,002,480
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,765	5.000%, 6/01/33	6/17 at 100.00	B–	6,817,970
10,035	5.750%, 6/01/47	6/17 at 100.00	B–	10,239,009
3,690	5.125%, 6/01/47	6/17 at 100.00	B–	3,690,923
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	3,597,300
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,424,280
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,415,400
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Tender Option Bond Trust 2015-XF1038:
860	15.891%, 6/01/45 (IF) (6)	6/25 at 100.00	A+	1,574,436
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	7/21 at 100.00	Aaa	3,052,140
	3253, 21.314%, 7/15/40 (Pre-refunded 7/15/21) (IF) (6)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	10/16 at 100.00	N/R	1,000,930
1,000	5.000%, 8/01/35 – AMBAC Insured	10/16 at 100.00	N/R	1,000,700
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	167,764
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (5)	225,439
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	12/16 at 100.00	N/R	560,302
	6.000%, 6/01/35
450	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	513,900
	5.250%, 9/01/32
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,466,599
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 17.042%, 9/01/42 (IF) (6)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,850,650
	Airport, Tender Option Bond Trust 10-27B, 16.781%, 5/15/40 (IF) (6)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,255,270
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	A–	1,267,270
1,500	7.500%, 8/01/41	8/21 at 100.00	A–	1,913,025
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	3/17 at 100.00	N/R	475,476
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	630,940
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	402,494
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
550	5.250%, 11/01/21	11/20 at 100.00	Ba1	601,139
1,000	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,077,070
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust	8/17 at 100.00	AA–	289,260
	2016-XG0017, 16.599%, 8/01/37 – NPFG Insured (IF) (6)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (5)	1,122,990
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	10/16 at 100.00	N/R	75,844
	8.000%, 11/01/18 (4)
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	1,508,964
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	16.755%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	1,764,690
2,015	16.857%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	4,953,434
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB+	1,266,912
1,000	8.000%, 12/01/31	12/21 at 100.00	BB+	1,283,920
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212, 15.990%,	3/17 at 100.00	AA	1,101,560
	9/01/30 – AGM Insured (IF) (6)
1,000	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,180,000
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,237,600
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	3/17 at 100.00	N/R	1,000,660
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	10/16 at 100.00	AA–	1,003,370
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	10/16 at 100.00	B–	1,890,132
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	820,833
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 16.880%,	5/23 at 100.00	AA	2,275,900
	5/15/39 (IF) (6)
112,858	Total California			132,274,997
	Colorado – 9.4% (7.8% of Total Investments)
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	2,047,380
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds,	12/25 at 100.00	N/R	504,270
	Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37
1,977	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,995,762
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	776,115
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/18 at 100.00	N/R	1,010,760
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
2,320	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	2,549,402
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview	7/24 at 100.00	BB+	219,862
	Academy Project, Series 2014, 5.375%, 7/01/44
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB	1,812,402
	Academy, Series 2007A, 5.700%, 5/01/37
1,790	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R (5)	1,998,446
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt	5/26 at 100.00	AA	6,084,650
	Obligated Group, Series 2016A, 5.000%, 11/15/41 (UB)
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the	2/24 at 100.00	N/R	3,034,350
	Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	2/26 at 100.00	N/R	1,033,820
	Series 2016, 6.125%, 2/01/46
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,085,022
	Project, Series 2012, 6.750%, 6/01/32 (4)
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA–	1,162,650
	Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054,
	17.549%, 1/01/18 (IF)
1,285	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A	1,492,219
	5.000%, 12/01/32 (UB) (6)
290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	10/16 at 100.00	BBB+	290,786
	Society, Series 2006, 5.250%, 6/01/36
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
518	5.000%, 9/01/16 (Alternative Minimum Tax) (4), (17)	No Opt. Call	N/R	508,965
5,045	6.750%, 4/01/27 (Alternative Minimum Tax) (4)	4/17 at 100.00	N/R	4,656,333
2,224	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,053,164
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,219,580
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	1,000,690
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,499,880
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,038,420
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	1,516,980
	NPFG Insured
708	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	732,808
	General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45
993	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,095,239
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,000	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	1,029,540
	Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,104,430
1,080	6.000%, 12/01/38	12/24 at 100.00	N/R	1,189,328
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,094,775
	Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19)
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/24 at 100.00	N/R	2,134,600
	Refunding & Improvement Series 2015, 6.125%, 12/01/44
970	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/17 at 100.00	N/R	976,383
	Series 2007A, 5.500%, 12/01/37
1,000	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General	12/20 at 100.00	N/R	1,042,430
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44
2,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	2,077,820
	Refunding Series 2015, 5.500%, 12/01/45
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	667,055
1,265	5.375%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	1,247,201
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,268,819
	Series 2007, 6.750%, 1/01/34
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited	12/20 at 100.00	N/R	1,288,000
	Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44
500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	514,915
	Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	498,500
	Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	AA	5,121
	2007, 5.250%, 12/01/36 – RAAI Insured
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
896	5.500%, 12/01/27 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	911,107
1,000	5.625%, 12/01/37 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,017,280
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding &	10/16 at 100.00	N/R	1,344,420
	Improvement Series 2006, 6.125%, 12/01/35 (8)
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited	12/20 at 103.00	N/R	1,147,424
	Tax Series 2015A, 5.750%, 12/01/39
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	BBB+	1,184,170
1,000	6.000%, 1/15/41	7/20 at 100.00	BBB+	1,160,500
1,440	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,240,042
	Refunding Series 2007, 5.375%, 12/01/21
1,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	1,036,150
	Obligation Bonds, Series 2015A, 6.000%, 12/01/38
875	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	905,564
	Obligation Bonds, Series 2015B, 7.750%, 12/15/38
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	659,370
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (9)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,970,092
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding	No Opt. Call	A2	991,817
	Limited Tax Series 2016B, 7.250%, 12/15/45
75,950	Total Colorado			76,126,808
	Connecticut – 1.3% (1.0% of Total Investments)
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit	6/26 at 100.00	AA	4,836,280
	Group, Series 2016, 5.000%, 12/01/45 (UB)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,958,200
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
5,313	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	212,352
	2013A, 6.050%, 7/01/31 (4)
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	10/16 at 100.00	B–	983,860
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	1,268,230
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
13,813	Total Connecticut			10,258,922
	Delaware – 0.3% (0.3% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project,	3/25 at 100.00	N/R	2,595,100
	Series 2015A, 7.000%, 9/01/45
	District of Columbia – 0.6% (0.5% of Total Investments)
220	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	273,024
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,154,680
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094,	4/21 at 100.00	BBB	3,265,700
	21.483%, 10/01/37 (IF) (6)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	302,385
3,970	Total District of Columbia			4,995,789
	Florida – 15.4% (12.7% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces	No Opt. Call	N/R	1,799,820
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
865	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	11/19 at 100.00	N/R	865,104
	2006A, 5.125%, 5/01/38
1,900	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	2,047,117
	2012, 6.700%, 5/01/42
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	1,804,088
	2015, 5.375%, 5/01/45
1,000	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds,	11/25 at 100.00	N/R	1,031,220
	Series 2015, 5.250%, 11/01/46
1,015	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,059,508
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	1,118,526
	Project, Series 2013A, 6.125%, 11/01/33
940	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,003,140
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	10/16 at 100.00	BB+	2,936,763
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B3	705,019
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	10/16 at 100.00	AA–	1,435,273
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
1,000	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	1,046,180
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,389,020
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	1,007,170
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
995	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	10/16 at 100.00	N/R	996,323
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
800	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	888,256
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral	7/24 at 100.00	N/R	1,993,246
	Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter	7/26 at 100.00	N/R	569,644
	Foundation Inc. Projects, Series 2016A, 5.000%, 7/15/46 (WI/DD, Settling 8/10/16)
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	9/20 at 100.00	BB+	1,057,800
	Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/40
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,377,920
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,742,000
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,668,675
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	1,032,200
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
825	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds,	10/16 at 100.00	N/R	825,487
	Series 2005, 5.500%, 5/01/36
1,955	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special	5/24 at 100.00	N/R	2,061,313
	Assessment, Refunding Series 2014, 5.250%, 5/01/32
2,645	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,676,105
	2007A, 5.300%, 5/01/39
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,118,710
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Jacksonville Economic Development Commission, Industrial Development Revenue Bonds, Florida,	11/16 at 100.00	BBB–	999,930
	Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	N/R	1,070,300
	Series 2012, 5.750%, 11/01/42
665	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	No Opt. Call	N/R	701,741
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,025,120
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	1,031,910
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project,
	Series 2007, 5.000%, 11/15/22
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	14,675,663
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op	9/25 at 100.00	N/R	795,353
	Charter Schools Project, Series 2015A, 6.000%, 9/15/45
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust	10/18 at 100.00	AA	1,333,000
	2016-XG0010, 16.431%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)
12,430	Miami-Dade County, Florida, General Obligation Bonds, Series 2015D, 5.000%, 7/01/45 (WI/DD,	7/26 at 100.00	AA	15,243,531
	Settling 8/04/16) (UB)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA	1,982,900
	2016-XG0030, 16.695%, 10/01/39 – AGM Insured (IF)
1,835	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A,	11/16 at 100.00	N/R (5)	1,837,551
	5.200%, 5/01/37 (Pre-refunded 11/01/16)
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	969,981
	Development Unit 53, Series 2015, 5.500%, 8/01/46
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of
	Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	749,840
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,871,390
4,220	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	10/16 at 100.00	N/R	4,222,152
	Series 2004, 5.750%, 5/01/35
990	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	1,003,098
	6.000%, 5/01/37
450	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	467,393
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,810	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,941,659
	2004A-1, 6.250%, 5/01/36
990	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds,	11/25 at 100.00	N/R	1,042,609
	Series 2015, 5.400%, 11/01/45
100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/31 at 100.00	N/R	101,086
	2016A-1, 6.000%, 11/01/47
220	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/16 at 100.00	N/R	216,656
	2016A-2, 6.000%, 11/01/46
950	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series	10/16 at 100.00	N/R	950,637
	2005, 5.350%, 5/01/36
1,140	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,173,596
	Series 2007, 6.750%, 5/01/38
1,045	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital	5/17 at 100.00	N/R	1,055,241
	Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	1,013,300
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (10)
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,526,127
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (10)
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	693,939
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (10)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	122,935
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (4)
630	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	608,441
	ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
45	6.375%, 5/01/17	No Opt. Call	N/R	45,101
525	5.250%, 5/01/39	5/17 at 100.00	N/R	527,903
2,345	6.650%, 5/01/40	5/17 at 100.00	N/R	2,370,936
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2,347,411
	2015-1, 0.000%, 5/01/40 (4)
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	1,223,945
	2015-2, 0.000%, 5/01/40 (4)
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	25
	2015-3, 6.610%, 5/01/40 (4)
4,230	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	10/16 at 100.00	N/R	4,235,161
	5.400%, 5/01/37
940	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series	9/16 at 100.00	N/R (5)	940,385
	2006, 5.250%, 5/01/37 (Pre-refunded 9/12/16)
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,381,550
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
1,000	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	1,044,280
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
950	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006,	10/16 at 100.00	N/R	950,570
	5.500%, 5/01/37
1,000	Windsor at Westside Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	1,047,760
	Assessment Bonds, Area 1 Project, Series 2015, 5.125%, 11/01/45
124,485	Total Florida			124,797,776
	Georgia – 1.4% (1.1% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,055,930
	Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48
860	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	982,275
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	1,541,025
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	2,113,910
	Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	1,052,840
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	1,011,730
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37
1,140	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	No Opt. Call	N/R	1,193,922
	Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23)
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
392	5.500%, 7/15/23	7/21 at 100.00	N/R	407,400
767	5.500%, 7/15/30	7/21 at 100.00	N/R	797,464
842	5.500%, 1/15/36	7/21 at 100.00	N/R	875,476
10,131	Total Georgia			11,031,972
	Guam – 0.4% (0.3% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	N/R (5)	2,943,756
	(Pre-refunded11/15/19)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	403,999
	(Alternative Minimum Tax)
2,775	Total Guam			3,347,755
	Hawaii – 0.3% (0.3% of Total Investments)
855	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	861,643
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,881,718
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,510	Total Hawaii			2,743,361
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A–	754,000
	Option Bond Trust 2016-XG0066, 15.147%, 3/01/47 – AGM Insured (IF) (6)
	Illinois – 10.3% (8.4% of Total Investments)
915	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	917,260
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	B+	930,520
	Series 2010F, 5.000%, 12/01/31
14,885	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	15,782,857
	2016A, 7.000%, 12/01/44
3,000	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series	12/24 at 100.00	AAA	3,571,230
	2015A, 5.000%, 12/01/44 (UB)
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%,	12/21 at 100.00	AA	8,338,200
	12/01/40 (UB) (6)
1,752	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,768,131
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,603	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	10/16 at 100.00	N/R	1,852,114
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	BBB+	941,004
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	BBB+	1,038,860
	5.500%, 1/01/37
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	132,243
1,500	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	1,550,970
4,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	4,022,120
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	1,964,943
	8.250%, 7/01/41
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	3,388,333
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,005,530
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,165,604
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,117,720
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,010,660
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust	11/17 at 100.00	A (5)	3,169,400
	4702, 18.041%, 11/15/37 (Pre-refunded 11/15/17) (IF) (6)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	3,483,074
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (5)	1,856,518
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	2,368,880
3,850	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	4,574,532
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust
	2015-XF0121:
250	20.427%, 8/15/41 – AGM Insured (IF) (6)	8/21 at 100.00	AA	455,410
1,685	20.413%, 8/15/41 – AGM Insured (IF) (6)	8/21 at 100.00	AA	3,068,436
695	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	698,607
	University Center Project, Series 2006B, 5.000%, 5/01/30
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance	10/16 at 100.00	Caa2	5,417,579
	Illinois IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB+	212,804
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	No Opt. Call	N/R	491,681
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (11)
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	10/16 at 100.00	D	1,701,240
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25 (12)	10/16 at 100.00	D	86,914
1,175	5.250%, 1/01/36 (12)	10/16 at 100.00	D	358,328
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	14
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	960,152
	2010, 6.000%, 6/01/28
980	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	1,069,415
	7.000%, 12/01/33
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	1,368,800
	Inc., Series 2013, 7.125%, 11/01/43
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	775,200
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	536,758
	Revenue Bonds, Series 2007, 6.000%, 1/01/26 (13)
81,126	Total Illinois			83,152,041
	Indiana – 3.2% (2.6% of Total Investments)
5,330	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	1/17 at 100.00	N/R	5,384,046
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	2,336,540
	Bond Trust 2016-XL0019, 17.238%, 4/01/30 – AMBAC Insured (IF) (6)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A	2,005,650
	Guaranteed, Tender Option Bond Trust 2015-XF0115, 16.662%, 10/15/20 (IF) (6)
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School	12/25 at 100.00	BB–	1,020,360
	Project, Series 2015A, 7.250%, 12/01/45
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	1,001,640
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	1,771,080
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	BBB+	559,090
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender
	Option Bond Trust 2015-XF0106:
1,290	16.508%, 6/01/32 (IF) (6)	12/20 at 100.00	AA	1,957,652
1,250	17.502%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	1,907,200
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+ (5)	1,053,160
	Health, Tender Option Bond Trust 2015-XF0090, 16.500%, 5/15/33 (Pre-refunded 11/15/16) (IF)
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,213,720
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/18 at 100.00	N/R	1,033,890
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	257,143
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	4,163,441
21,920	Total Indiana			25,664,612
	Iowa – 0.9% (0.7% of Total Investments)
1,020	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,069,358
	Series 2012, 4.750%, 8/01/42
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	B+	2,164,140
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	10/16 at 100.00	B+	1,000,070
2,900	5.625%, 6/01/46	10/16 at 100.00	B+	2,907,627
6,920	Total Iowa			7,141,195
	Kansas – 0.8% (0.6% of Total Investments)
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,
	Refunding & Improvement, Series 2015:
2,000	5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA–	2,387,180
3,305	5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	A+	3,944,815
5,305	Total Kansas			6,331,995
	Kentucky – 0.2% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	572,040
	Medical Health System, Series 2010A, 6.000%, 6/01/30
1,000	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments	5/25 at 100.00	N/R	1,049,580
	Project, Series 2015, 5.625%, 5/01/45
1,500	Total Kentucky			1,621,620
	Louisiana – 3.4% (2.8% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,655,594
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	9,101,715
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
7,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,499,880
1,115	6.000%, 12/15/37 (4)	12/37 at 100.00	N/R	612,057
100	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	54,894
	Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB+	602,905
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
750	19.435%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,291,500
750	19.424%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,291,163
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	1,136,110
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,970	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,258,999
	Project, Series 2011A, 7.750%, 12/15/31
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,539,638
	Foundation Project, Series 2013A, 8.125%, 12/15/33
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana	No Opt. Call	N/R	1,161,700
	Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)
28,145	Total Louisiana			27,206,155
	Maine – 0.4% (0.3% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	10/16 at 100.00	Baa2	3,160,647
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.0% (0.8% of Total Investments)
1,210	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,213,775
	9/01/39 – SYNCORA GTY Insured
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals	9/20 at 100.00	B	2,991,420
	Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	2,388,400
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,492,750
	Center, Series 2006B, 5.250%, 12/01/31
10,710	Total Maryland			8,086,345
	Massachusetts – 0.8% (0.7% of Total Investments)
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/17 at 100.00	N/R	481,982
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%,	3/24 at 100.00	AA+	6,000,550
	3/01/46 (UB) (6)
5,480	Total Massachusetts			6,482,532
	Michigan – 2.6% (2.1% of Total Investments)
770	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	11/16 at 100.00	B–	769,946
	5.500%, 5/01/21
10	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	9/16 at 100.00	N/R (5)	10,000
	5.500%, 5/01/21 – ACA Insured (Pre-refunded 9/14/16)
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,395,480
	5.250%, 11/01/35
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22 (Pre-refunded 9/14/16)	9/16 at 100.00	N/R (5)	87,874
116	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured	9/16 at 100.00	N/R (5)	116,666
	(Pre-refunded 9/14/16)
477	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	9/16 at 100.00	A– (5)	479,053
	General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/22 – SYNCORA GTY Insured
	(Pre-refunded 9/14/16)
634	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	9/16 at 100.00	A– (5)	636,019
	General Obligation Bonds, Series 2014G-5A, 5.250%, 4/01/19 – AMBAC Insured
	(Pre-refunded 9/14/16)
960	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	B	859,824
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	B–	928,130
	Academy Project, Series 2011, 8.000%, 7/15/41
1,670	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,711,917
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	10/16 at 100.00	BBB	1,002,020
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	1,008,390
	Public School Academy, Series 2007, 5.000%, 9/01/36
880	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	888,598
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/17 at 100.00	N/R	1,532,685
	Series 2005A, 6.750%, 11/15/38
955	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	969,392
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
825	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton	No Opt. Call	N/R	869,880
	Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative
	Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,159,350
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30 (Pre-refunded 9/30/16)	9/16 at 100.00	BB (5)	1,000,570
500	5.500%, 11/01/35 (Pre-refunded 9/30/16)	9/16 at 100.00	BB (5)	500,205
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005,	10/16 at 100.00	BB	500,590
	6.375%, 11/01/35
1,200	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/46 (UB) (6)	4/26 at 100.00	AAA	1,492,452
20,085	Total Michigan			20,919,041
	Minnesota – 0.6% (0.5% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	695,976
	Project, Series 2015A, 5.500%, 7/01/35
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project,	7/25 at 100.00	BB	1,048,480
	Series 2015A, 6.000%, 7/01/45
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing	7/26 at 100.00	N/R	489,436
	Arts Project, Series 2016A, 5.000%, 7/01/47
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	2,715,000
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
5,170	Total Minnesota			4,948,892
	Mississippi – 0.2% (0.2% of Total Investments)
709	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	725,739
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,107,070
	Project, Series 2008A, 6.500%, 9/01/32
1,709	Total Mississippi			1,832,809
	Missouri – 2.0% (1.7% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,116,860
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin	4/23 at 100.00	N/R	2,181,500
	Recovery TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	654,954
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty	6/25 at 100.00	N/R	2,087,740
	Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	5,981,768
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – BHAC Insured
	(Alternative Minimum Tax) (UB) (6)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/18 at 100.00	N/R	1,110,362
	2007A, 5.350%, 6/15/32
955	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,004,899
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,578	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/17 at 100.00	N/R	1,577,984
	Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/16 at 100.00	N/R	718,341
	Projects, Series 2007A, 6.000%, 3/27/26
15,955	Total Missouri			16,434,408
	Nebraska – 1.3% (1.0% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	Aa1 (5)	10,206,479
	City 2, Tender Option Bond Trust 2016-XF2219, 19.267%, 8/01/40 – BHAC Insured
	(Pre-refunded 2/01/17) (IF)
	Nevada – 0.7% (0.6% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/18 at 100.00	Aa1	3,248,400
	Tender Option Bond Trust 2016-XG0031, 16.597%, 6/01/33 (IF)
500	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Series	3/17 at 100.00	N/R	500,430
	2006, 5.125%, 9/01/19
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
555	6.500%, 6/15/20	6/18 at 100.00	B1	589,765
1,500	6.750%, 6/15/28	6/18 at 100.00	B1	1,592,280
5,055	Total Nevada			5,930,875
	New Jersey – 1.9% (1.6% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	2,357,607
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	1,259,129
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,130,410
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (5)	713,382
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,557,292
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
685	6.000%, 7/01/18	No Opt. Call	BBB–	718,654
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,189,260
675	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	724,572
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	989,410
	Series 2007-1A, 5.000%, 6/01/41
14,340	Total New Jersey			15,639,716
	New Mexico – 0.8% (0.7% of Total Investments)
380	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation	9/16 at 45.38	N/R	45,467
	Taxable Series 2015D, 0.000%, 9/01/32
70	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	72,804
	2015A, 5.900%, 9/01/32
325	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	311,444
	2015B, 5.900%, 9/01/32
435	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	392,701
	2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,330,105
	Bonds, Series 2013, 7.250%, 10/01/43
450	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	459,707
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,042,219
	Project, Series 2010A, 5.875%, 7/01/30
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	1,122,326
	Series 2014, 6.750%, 10/01/33
1,575	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	1,690,463
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40
6,430	Total New Mexico			6,467,236
	New York – 8.3% (6.8% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,152,840
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
2,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine,	9/25 at 100.00	N/R	2,407,480
	Inc., Series 2015, 5.500%, 9/01/45
5,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest	7/26 at 100.00	A–	6,041,000
	Systems, Inc. Project, 2016B, 5.000%, 7/01/46 (UB) (6)
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1,	11/26 at 100.00	AA–	12,012,200
	5.000%, 11/15/56 (UB)
485	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R (5)	485,189
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative
	Minimum Tax) (ETM)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (14)	10/17 at 100.00	N/R	509,955
5,000	5.875%, 10/01/46 (15)	10/17 at 102.00	N/R	1,699,850
650	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	10/16 at 100.00	N/R	653,725
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
17,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series	1/26 at 100.00	AA	20,817,690
	2016S-1, 5.000%, 7/15/43 (UB)
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	872,840
	Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062, 16.490%, 12/15/41 (IF) (6)
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,150,610
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,667,918
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,916,760
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44
1,375	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America	1/20 at 100.00	A–	1,566,029
	Tower at One Bryant Park Project, Second Priority Refunding Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, New York, Second Priority Liberty Revenue Refunding
	Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
625	17.096%, 1/15/44 (IF) (6)	1/15 at 100.00	AA+	961,225
250	17.096%, 1/15/44 (IF) (6)	1/15 at 100.00	AA+	384,490
1,900	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	2,085,592
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Mandatory put 8/01/21) (Alternative Minimum Tax)
1,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia	7/24 at 100.00	BBB	1,148,890
	Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative
	Minimum Tax)
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	624,679
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	1,176,010
	Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46
60,065	Total New York			67,334,972
	North Carolina – 0.6% (0.5% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,508,202
	Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 17.615%, 1/15/42 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,070,140
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,069,760
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,488,634
	2008, Tender Option Bond Trust 2015-XF0095, 24.983%, 10/01/36 (IF)
3,900	Total North Carolina			5,136,736
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,199,900
	Project, Series 2013, 7.750%, 9/01/38 (4)
	Ohio – 5.7% (4.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.875%, 6/01/30	6/17 at 100.00	B–	10,000,997
6,875	5.750%, 6/01/34	6/17 at 100.00	B–	6,844,063
2,005	6.500%, 6/01/47	6/17 at 100.00	B–	2,050,273
9,500	5.875%, 6/01/47	6/17 at 100.00	B–	9,495,060
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	5,573,264
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center	12/22 at 100.00	N/R	1,556,685
	Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43
2,000	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B	1,984,640
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,427,886
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,803,650
	Obligated Group, Tender Option Bond Trust 2015-XF0105, 18.478%, 1/01/39 (IF)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/16 at 100.00	B+	3,001,470
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	2,103,940
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	149,940
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
50,855	Total Ohio			45,991,868
	Oklahoma – 0.3% (0.3% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,421,860
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.6% (2.2% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
500	6.750%, 11/01/24	11/19 at 100.00	B	492,190
2,000	6.875%, 5/01/30	11/19 at 100.00	B	1,975,940
860	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	880,692
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/16 at 100.00	N/R	2,040,120
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,478,216
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (5)	318,992
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	18.349%, 8/01/38 (Pre-refunded 8/01/20) (IF) (6)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/16 at 100.00	B+	4,116,893
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
4,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	4,576,528
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R	2,900,200
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BBB–	575,933
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BBB–	1,038,250
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B,
	6.250%, 7/01/23
685	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	771,289
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB	193,313
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
20,195	Total Pennsylvania			21,358,556
	Rhode Island – 0.6% (0.5% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	1,185,470
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	AA	1,051,860
	12/01/28 (Alternative Minimum Tax)
21,160	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	2,220,742
	Series 2007A, 0.000%, 6/01/52
23,160	Total Rhode Island			4,458,072
	South Carolina – 2.0% (1.6% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	1,199,120
	Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,042,335
	Series 2007B, 7.700%, 11/01/17 (4)
1,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	11/24 at 100.00	N/R	1,166,630
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,542,825
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,250	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	12/26 at 100.00	AA–	11,185,655
	2016B, 5.000%, 12/01/46 (UB)
18,977	Total South Carolina			16,136,565
	Tennessee – 3.6% (3.0% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,497,520
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
14,835	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	17,851,697
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46 (UB) (6)
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,197,415
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	No Opt. Call	N/R	947,022
	Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46
24,824	Total Tennessee			29,493,654
	Texas – 6.7% (5.5% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,025,700
	Series 2006B, 5.750%, 1/01/34
4,005	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	67,925
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District	9/22 at 103.00	N/R	1,064,360
	Phase 1 Project, Series 2014, 7.000%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB (5)	1,254,290
250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (5)	305,458
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,194,269
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,094,060
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%,	12/25 at 100.00	Aa2	5,054,394
	12/01/48 (UB) (6)
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BBB– (5)	3,149,959
	Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	553,136
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,189,510
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,647,750
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/16 at 100.00	BB+	586,363
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
915	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	925,413
	6.000%, 2/15/36
3,760	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R	4,063,206
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	10/16 at 100.00	N/R	1,332,088
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	1,068,960
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
2,000	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	2,071,100
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	No Opt. Call	BBB–	1,116,290
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/44
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	9/21 at 100.00	AA+	4,013,820
	2016-XG0036, 18.761%, 9/01/41 (IF)
335	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (5)	359,519
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	No Opt. Call	N/R	1,771,080
	Home Inc., Series 2012, 7.000%, 12/15/32 (4)
300	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North	3/24 at 102.00	N/R	310,083
	Improvement Area, Series 2016, 5.750%, 9/15/36
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	10/16 at 100.00	C	33,920
	LLC Project, Series 2003B, 6.150%, 8/01/22 (4)
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	4,859,960
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)
2,810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	3,337,971
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,201,590
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,340,870
880	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	10/16 at 100.00	BB	879,859
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB	671,314
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	5,766
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)
53,935	Total Texas			54,549,983
	Utah – 1.5% (1.3% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,200	6.250%, 6/15/28	6/17 at 100.00	N/R	1,222,164
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,454,625
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,869,225
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy	5/21 at 100.00	N/R	2,264,684
	High School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,711,838
	2007A, 5.800%, 6/15/38
11,850	Total Utah			12,522,536
	Vermont – 0.7% (0.5% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of	6/26 at 100.00	A–	4,050,556
	Vermont Medical Center Project, Series 2016B, 5.000%, 12/01/46 (UB) (6)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	N/R	1,208,985
	Project, Series 2011A, 6.250%, 1/01/41
4,555	Total Vermont			5,259,541
	Virgin Islands – 0.1% (0.0% of Total Investments)
410	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB–	433,641
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.6% (0.5% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/17 at 100.00	N/R	491,757
	Series 2003B, 6.250%, 3/01/18 (16)
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	4,236,956
	Revenue Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	119,762
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	150,875
10,392	Total Virginia			4,999,350
	Washington – 2.6% (2.2% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,600,379
	Services Project, Tender Option Bond Trust 2016-XL0006, 18.511%, 6/01/34 (IF) (6)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	739,460
	Services Project, Tender Option Bond Trust 2016-XL0007, 18.511%, 6/01/39 (IF) (6)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,837,636
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley	No Opt. Call	N/R	1,041,510
	Hospital, Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue	6/17 at 100.00	N/R	1,013,180
	Bonds, Series 2007, 5.600%, 6/01/37 (Alternative Minimum Tax)
355	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	356,285
	Series 2013, 5.750%, 4/01/43
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (5)	9,610,829
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,710
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	1,108,680
	Project, Series 2012A, 6.750%, 10/01/47
18,885	Total Washington			21,323,669
	West Virginia – 0.3% (0.2% of Total Investments)
1,453	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	No Opt. Call	N/R	1,574,442
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	508,685
	Financing District, Series 2007A, 5.850%, 6/01/34
1,953	Total West Virginia			2,083,127
	Wisconsin – 1.2% (1.0% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	32,737
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	2,077,980
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,815,429
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R	877,401
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	346,460
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	4/25 at 100.00	BB–	1,145,754
	Series 2015, 5.875%, 4/01/45
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	4/19 at 100.00	AA–	1,361,640
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 17.592%, 4/01/39 (IF) (6)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,409,040
	North Carolina, Series 2012A, 8.625%, 6/01/47
8,905	Total Wisconsin			10,066,441
$ 946,828	Total Municipal Bonds (cost $886,559,867)			969,655,884

Shares	Description (1)				Value
	COMMON STOCKS – 1.0% (0.8% of Total Investments)

	Airlines – 1.0% (0.8% of Total Investments)
227,514	American Airlines Group Inc., (19)				$ 8,076,747
	Total Common Stocks (cost $6,316,916)				8,076,747

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.9% (0.7% of Total Investments)

	Real Estate Investment Trust – 0.9% (0.7% of Total Investments)
$ 7,208	AAF HLG/FIN, 144A	12.000%	7/01/19	N/R	$ 7,388,408
	Transportation – 0.0% (0.0% of Total Investments)
27	Las Vegas Monorail Company, Senior Interest Bonds, (17), (18)	5.500%	7/15/19	N/R	8,131
7	Las Vegas Monorail Company, Senior Interest Bonds, (17), (18)	5.500%	7/15/55	N/R	2,163
34	Total Transportation				10,294
$ 7,242	Total Corporate Bonds (cost $6,847,231)				7,398,702
	Total Long-Term Investments (cost $899,724,014)				985,131,333
	Floating Rate Obligaitions – (14.0)%				(113,125,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference (10.7)% (20)				(87,000,000)
	Other Assets Less Liabilities – 3.2%				25,661,190
	Net Assets Applicable to Common Shares – 100%				$ 810,667,523

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$969,146,919	$508,965	$969,655,884
Corporate Bonds	—	7,338,408	10,294	7,398,702
Common Stocks	8,076,747	—	—	8,076,747
Total	$8,076,747	$976,535,327	$519,259	$985,398,702

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $785,478,351.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$122,788,664
Depreciation	(36,278,828)
Net unrealized appreciation (depreciation) of investments	$ 86,509,836

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(8)	On July 28, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.125% to
3.675%. On December 9, 2015, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from 3.675% to 4.900%.
(9)	On June 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security's interest rate of accrual from 7.250% to
1.813%. On May 7, 2015, the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(10)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(11)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
7.125% to 5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(12)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250%
to 2.100%.
(13)	On July 1, 2014, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.000%
to 4.200%.
(14)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(15)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(16)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
6.250% to 4.688%.
(17)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(18)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(19)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(20)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 8.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016